License, Clinical Trial and Sponsored Research Agreements (City of Hope - Licenses) (Narrative) (Details)		1 Months Ended		12 Months Ended
	Aug. 23, 2019 USD ($) item	May 31, 2017 USD ($) item	Feb. 28, 2017 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
License, Clinical Trial and Sponsored Research Agreements
Research and development - licenses acquired				$ 527,000	$ 1,474,000
License agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development - licenses acquired				527,000	1,474,000
License agreements | CSL Behring (Calimmune)
License, Clinical Trial and Sponsored Research Agreements
Upfront fees paid	$ 200,000
Number of milestones | item	3
Milestones payable	$ 1,200,000
Research and development - licenses acquired				50,000	40,000
License agreements | Leiden University Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development - licenses acquired				50,000	40,000
License agreements | IV/ICV | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Annual maintenance fee payable			$ 25,000
Upfront fees paid			100,000
Milestones payable			$ 100,000
Research and development - licenses acquired					125,000
Non-refundable milestone payments				100,000
License agreements | HER2 (MB 103) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Annual maintenance fee payable		$ 50,000
Upfront fees paid		$ 600,000
Number of milestones | item		10
Milestones payable		$ 14,900,000
Research and development - licenses acquired					$ 200,000
Non-refundable milestone payments				$ 200,000